INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

The intangible assets are including (a) land use right and (b) others and details are as follows: -

8(a) Land Use Right

	As of March 31,
	2025	2024
	US$’000	US$’000
Cost
Opening balance	4,975	5,140
Exchange difference	(57)	(165)
	4,918	4,975
Accumulated amortization
Opening balance	1,721	1,647
Amortization	127	127
Exchange difference	(20)	(53)
	1,828	1,721

Net carrying amount	3,090	3,254

Amount to be amortized:
- Within one year	127	127
- Over one year but within five years	508	508
- Over five years	2,455	2,619
	3,090	3,254

The Company had land use rights over six plots (2024: Six plots) of state-owned land in The People’s Republic of China (“PRC”) where the Company’s manufacturing and storage facilities are located. The land use rights are not transferable and have remaining tenures of 22 years to 34 years (2024: 23 years to 35 years)

As of March 31, 2025, the land use rights of the Company with net carrying amount of US$3,090,000 (March 31, 2024: US$3,254,000) were pledged as security for the facilities of short-term bank loans (Note 9).

For the years ended March 31, 2023, 2024, and 2025, amortization expenses included in cost of sales, administrative expenses, and selling expenses were approximately US$0, US$132,000, and US$0; US$0, US$127,000, and US$0; and US$0, US$127,000, and US$0, respectively.

8 (b) Other intangible assets

	Software	Patent	Customer base	Operating licence	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At April 1, 2023	32	7,021	10,982	14,996	33,031
Additions	423	-	-	-	423
At March 31, 2024	455	7,021	10,982	14,996	33,454
Additions	-	-	-	-	-
At March 31, 2025	455	7,021	10,982	14,996	33,454

Accumulated amortization
At April 1, 2023	32	3,093	2,837	1,647	7,609
Amortization	7	-	-	-	7
At March 31, 2024	39	3,093	2,837	1,647	7,616
Amortization	84	-	-	-	84
Exchange difference	4	-	-	-	4
At March 31, 2025	127	3,093	2,837	1,647	7,704

Accumulated impairment
At April 1, 2023, March 31, 2024, and 2025	-	3,928	8,145	13,349	25,422

Net carrying amount
At March 31, 2024	416	-	-	-	416
At March 31, 2025	328	-	-	-	328

Customer base and operating license arose from business combinations in 2011. Except for software, all other intangible assets had been fully amortized or impaired as of March 31, 2022.

Software

The new software is a MES system, which was launched in March 2024. It is an integrated computerized system (encompassing both hardware and software) that offers a range of tools and methodologies for executing workshop production tasks. Its aim is to boost production efficiency, optimize resource allocation, and ultimately augment the financial performance of enterprises. The software’s amortization period is 5 years, with a remaining amortization period from 2025 to 2029.

Patent

This represents the patent right bought from the patent holder for the production of new Super Durable Zipper; hence it has been identified as an intangible asset from these acquisitions.

Customer base

The vast majority of the products by Fulong Zipper and Jianxin Weaving are transacted with existing customers whom the subsidiaries have long-term relationship with and repeated orders from these customers, hence it has been identified as an intangible asset arising from these acquisitions.

Operating license

The electroplating industry is regulated tightly in PRC due to its pollutive nature and there will be limited granting of such licenses to new entrants based on current legislation, hence it has been identified as an intangible asset arising from these acquisitions.

Amortization expense

The amortization of software, patent, customer base and operating license is included in the “Administrative expense” line items in profit or loss respectively.

Impairment loss recognized previously

In 2013, full impairment was recognized on the carrying amount of patent, customer base and operating license. Since then, the subsidiaries became and remained dormant.